Summary of Significant Accounting Policies - Schedule of Activity Related to Allowance for Doubtful Accounts (Details) - USD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2019	Apr. 30, 2018	Apr. 30, 2017
Accounting Policies [Abstract]
Beginning balance	$ 776	$ 357	$ 52
Bad debt expense	1,105	1,265	431
Accounts written off	(470)	(846)	(126)
Ending balance	$ 1,411	$ 776	$ 357